Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2013
Interest And Finance Costs [Abstract]
Interest And Finance Costs
	Year ended December 31,
	2011	2012	2013
Interest incurred on long-term debt	$156,088	$205,070	$251,596
Amortization and write-off of financing fees	21,952	17,565	46,006
Amortization of convertible notes discount	34,144	38,855	43,769
Amortization of share lending agreement-note issuance costs	2,974	2,983	2,974
Commisions, commitment fees and other financial expenses	7,083	4,622	57,498
Capitalized interest	(76,068)	(58,967)	(69,714)
Total	$146,173	$210,128	$332,129